Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 5,789,508	$ 691,933
Restricted cash	14,831,138	9,912,666
Accounts receivable, net of allowance for doubtful accounts	26,861,827	31,946,561
Accounts receivable-related parties	5,660,857
Inventories, net of reserve	54,969,973	67,611,136
Prepaid expenses	18,559,252	170,706
Prepaid expenses-related party		2,015,357
Other receivables	113,765,721	1,901,094
Total Current Assets	240,438,276	114,249,453
OTHER ASSETS:
Cost method investment	3,293,756	3,218,440
Equity method investment	29,674,764	29,689,813
Prepayment for long-term assets	30,114,340	66,083,041
Right-of-use asset	465,016	64,220
Property, plant and equipment, net	272,249,346	250,155,011
Total Other Assets	335,797,222	349,210,525
Total Assets	576,235,498	463,459,978
CURRENT LIABILITIES:
Accounts payable	54,153,711	18,792,983
Accounts payable - related parties	4,960,300	9,966,708
Short-term bank loans	72,305,786	52,414,596
Long-term bank loans - current	76,856,590	39,987,577
Accrued liabilities and other payables	27,531,333	12,151,633
Lease liabilities- current	400,557	32,349
Due to related parties	7,175,988	18,354
Total Current Liabilities	243,384,265	133,364,200
OTHER LIABILITIES:
Lease liabilities	32,161
Long-term bank loans - non-current	240,729,193	245,116,088
Total Liabilities	484,145,619	378,480,288
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares ($0.001 par value; 125,000,000 shares authorized; 85,940,965 and 79,302,428 shares issued and outstanding at December 31, 2021 and 2020, respectively.)	85,941	79,302
Additional paid-in capital	89,279,792	82,045,993
(Deficit)	(21,842,858)	(18,594,755)
Statutory reserve	15,878,174	15,751,712
Accumulated other comprehensive (loss)	(6,919,882)	(9,568,873)
Total equity attributable to owners of the Company	76,481,167	69,713,379
Non-controlling interest	15,608,712	15,266,311
Total Shareholders’ Equity	92,089,879	84,979,690
Total Liabilities and Shareholders’ Equity	$ 576,235,498	$ 463,459,978